SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Cash	$ 1,129,684	$ 865,031
Cash equivalents	0	0
Assets held in the trust account	88,654,397	91,872,418
Cash withdrawn from Trust Account	0	600,000
Unrecognized tax benefits	0	0
Accrued interest and penalties	$ 0	$ 0